Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 11 March 2008 to 08 April 2008

All values are in thousands of pounds sterling unless otherwise stated

Mortgage Asset Analysis

Analysis of Mortgage Trust Movements
	Current Period
	Number	£000's
Brought Forward	440,903	40,258,785
Replenishment	0	0
Repurchased	(6,513)	(918,795)
Redemptions	(7,617)	(610,666)
Losses	(40)	(407)
Capitalised Interest	0	3.743	( * see below )
Other Movements	0	0
Carried Forward	426,733	38,732,660

* Capitalised interest refers to interest due met from amounts standing to the credit of overpayment facilities on flexible loans

	Cumulative
	Number	£000's
Brought Forward	115,191	6,399,214
Replenishment	1,612,463	140,907,176
Repurchased	(538,735)	(44,263,541)
Redemptions	(780,406)	(64,557,074)
Losses	(1,780)	(5,325)
Capitalised Interest	0	252,210	( * see above )
Other Movements	0	0
Carried Forward	426,733	38,732,660

Page 1of 12

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 11 March 2008 to 08 April 2008

All values are in thousands of pounds sterling unless otherwise stated

Prepayment Rates
	Trust Payment Rate (CPR) - Redemptions	Annualised Trust Payment Rate (CPR)
1 Month	1.52%	16.76%
3 Month	5.23%	19.34%
12 Month	26.99%	26.99%

	Trust Payment Rate (CPR) - Repurchases	Annualised Trust Payment Rate (CPR)
1 Month	0.77%	7.44%
3 Month	5.47%	17.06%
12 Month	16.24%	16.24%

	Trust Payment Rate (CPR) - Redemptions and Repurchases	Annualised Trust Payment Rate (CPR)
1 Month	2.28%	24.20%
3 Month	10.70%	36.40%
12 Month	43.23%	43.23%

Asset Profiles
Weighted Average Seasoning	38.78	months
Weighted Average Loan size	£90,765.56
Weighted Average LTV	65.20%	*** (see below)
Weighted Average Indexed LTV	56.02%	using Halifax House Price Index
Weighted Average Indexed LTV	54.60%	using Nationwide House Price Index
Weighted Average Remaining Term	17.59	Years

Product Type Analysis	£000's	%
Variable Rate	8,893,019	22.96%
Fixed Rate	15,810,672	40.82%
Tracker Rate	14,028,969	36.22%
	38,732,660	100.00%

As at 08 April 2008 approximately 17.50% of the loans were flexible loans

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 11 March 2008 to 08 April 2008

All values are in thousands of pounds sterling unless otherwise stated

Repayment Method Analysis	£000's	%
Endowment	3,888,759	10.04%
Interest Only	12,599,734	32.53%
Repayment	22,244,167	57.43%
	38,732,660	100.00%

As at 08 April 2008 approximately 28.49% of the loans were written under Abbey's policy of non-income verification

Loan Purpose Analysis	£000's	%
Purchase	22,143,462	57.17%
Remortgage	16,589,198	42.83%
	38,732,660	100.00%

Mortgage Standard Variable Rate
Effective Date	Rate
01 March 2008	7.34%
01 January 2008	7.59%
01 August 2007	7.84%
01 June 2007	7.59%

Geographic Analysis
Region	Number	£000's	%
East Anglia	16,391	1,351,459	3.49%
East Midlands	22,679	1,758,309	4.54%
Greater London	73,227	8,684,581	22.42%
North	17,017	1,110,552	2.87%
North West	49,062	3,590,113	9.27%
Scotland	26,415	1,710,831	4.42%
South East	114,513	12,161,586	31.40%
South West	34,746	3,117,349	8.05%
Wales	19,887	1,385,360	3.58%
West Midlands	26,115	2,004,196	5.17%
Yorkshire and Humberside	26,214	1,818,056	4.69%
Unknown	467	40,268	0.10%
Total	426,733	38,732,660	100.00%

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 11 March 2008 to 08 April 2008

All values are in thousands of pounds sterling unless otherwise stated

Original LTV Bands

Range	Number	£000's	%	Average Seasoning
0.00 - 25.00	36,892	1,363,455	3.52%	36.96
25.01 - 50.00	116,826	7,692,390	19.86%	39.55
50.01 - 75.00	164,660	17,367,117	44.84%	37.08
75.01 - 80.00	18,569	2,210,787	5.71%	38.26
80.01 - 85.00	24,641	3,197,434	8.26%	35.62
85.01 - 90.00	37,927	4,841,049	12.50%	35.99
90.01 - 95.00	27,218	2,060,428	5.32%	63.48
Total	426,733	38,732,660	100.00%	38.78

*** The balance is the current outstanding balance on the account including accrued interest. The LTV is that at origination and excludes any capitalised high loan to value fees, valuation fees or booking fees.

Arrears
Band	Number	Principal	Overdue	%
Current	414,427	37,519,350	(2,310)	96.94%
1.00 - 1.99 months	6,624	653,189	5,414	1.69%
2.00 - 2.99 months	2,556	237,832	3,776	0.61%
3.00 - 3.99 months	1,129	104,648	2,382	0.27%
4.00 - 4.99 months	554	55,169	1,569	0.14%
5.00 - 5.99 months	343	33,258	1,194	0.09%
6.00 -11.99 months	643	62,907	3,297	0.16%
12 months and over	99	10,292	9,905	0.03%
Properties in Possession	359	27,245	3,543	0.07%
Total	426,734	38,703,890	28,770	100.00%

Definition of Arrears
This arrears multiplier is calculated as the arrears amount ( which is the difference between the expected monthly repayments and the amount that has actually been paid, i.e. a total of under and/or over payments ) divided by the monthly amount repayable. It is recalculated every time the arrears amount changes, i.e. on the date when a payment is due.

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 11 March 2008 to 08 April 2008

All values are in thousands of pounds sterling unless otherwise stated

Movement in Shares of Trust
	Funding	Seller
	£000's	£000's
Balance Brought Forward	26,800,735	13,458,050
Replenishment of Assets	0	0
Acquisition by Funding	0	0
Distribution of Principal Receipts	0	(1,529,461)
Allocation of Losses	(271)	(136)
Share of Capitalised Interest	2,493	1,250
Payment Re Capitalised Interest	(2,493)	2,493
Balance Carried Forward	26,800,464	11,932,196

Carried Forward Percentage	69.19345%	30.80655%

Minimum Seller Share	2,479,350	6.40%

Cash Accumulation Ledger
	£000's
Brought Forward	4,063,899
Additional Amounts Accumulated	271
Payment of Notes	(771,208)
Carried Forward	3,292,962

Target Balance	3,292,073	payable on 15th April 2008

	3,292,073

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 11 March 2008 to 08 April 2008

All values are in thousands of pounds sterling unless otherwise stated

Excess Spread *
Quarter to 15/01/08	0.5119%
Quarter to 15/10/07	0.5859%
Quarter to 16/07/07	0.5050%
Quarter to 16/04/07	0.3784%

*Excess spread is calculated by reference to deferred consideration
(determined according to relevant accounting policies) for the period, adjusted for non-cash related items and items relating to amounts falling due after transfers to the first and second reserve funds in the
Funding Revenue Priority of Payments, expressed as a percentage of the average note balance over that period.

Reserve Funds	First Reserve	Second Reserve	Funding Reserve
Balance as at 15/01/08	£498,000,000.00	£0.00	£10,000,000.00
Required Amount as at 15/01/08	£498,000,000.00	£0.00	£10,000,000.00
Percentage of Notes	1.65%	0.00%	0.03%
Percentage of Funding Share	1.86%	0.00%	0.04%

Notes Outstanding
	£000's	Enhancement
AAA Notes Outstanding	28,092,755	8.30%
AA Notes Outstanding	699,371	5.98%
A Notes Outstanding	383,106	4.70%
BBB Notes Outstanding	917,684	1.65%
Total	30,092,917

Properties in Possession

Stock
	Current Period
	Number	£000's
Brought Forward	353	29,804
Repossessed in Period	50	11,017
Sold in Period	(44)	(10,033)
Carried Forward	359	30,788

	Cumulative
	Number	£000's
Repossessed to date	2,130	321,347
Sold to date	(1,771)	(290,559)
Carried Forward	359	30,788

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 11 March 2008 to 08 April 2008

All values are in thousands of pounds sterling unless otherwise stated

Repossession Sales Information
Average time Possession to Sale	105	Days
Average arrears at time of Sale	£6,264

MIG Claim Status **
	Number	£000's
MIG Claims made	199	1,396

**On the 14th March 2007, Abbey exercised its right to cancel all relevant MIG policies and therefore, none of the mortgage loans in the portfolio are currently covered by a MIG policy.

Trigger Events
There has been no debit to the AAA Principal Deficiency Ledger
The Seller has not suffered an Insolvency Event
The Seller is still the Servicer
The Outstanding Principal balance is in excess of £30 billion

Contact Details
If you have any queries regarding this report please contact the Securitisation Team via

Telephone : +44 (1908) 343836
Facsimilie : +44 (1908) 343019
Email : Securitisation@Abbey.com
Or, visit our website at www.holmesreporting.com

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 11 March 2008 to 08 April 2008

All values are in thousands of pounds sterling unless otherwise stated

Notes	Deal	Rating (S&P/Moody's/Fitch)	Outstanding	Reference Rate	Margin
Series 4 Class A	Holmes Financing No. 1	AAA/Aaa/AAA	£250,000,000		6.62%
Series 4 Class B	Holmes Financing No. 1	AA/Aa3/AA	£11,000,000	6.29313%	0.62%
Series 4 Class C	Holmes Financing No. 1	BBB/Baa2/BBB	£14,000,000	6.29313%	1.75%
Series 5 Class A	Holmes Financing No. 6	AAA/Aaa/AAA	£500,000,000	6.29313%	0.24%
Series 5 Class B	Holmes Financing No. 6	AA/Aa3/AA	£17,000,000	6.29313%	0.52%
Series 5 Class C	Holmes Financing No. 6	BBB/Baa2/BBB	£29,000,000	6.29313%	1.55%
Series 4 Class A 1	Holmes Financing No. 7	AAA/Aaa/AAA	€ 500,000,000	4.73200%	0.26%
Series 4 Class A 2	Holmes Financing No. 7	AAA/Aaa/AAA	£250,000,000	6.29313%	0.26%
Series 4 Class B	Holmes Financing No. 7	AA/Aa3/AA	€ 41,000,000	4.73200%	0.53%
Series 4 Class M	Holmes Financing No. 7	A/A2/A	€ 56,000,000	4.73200%	0.80%
Series 3 Class A	Holmes Financing No. 8	AAA/Aaa/AAA	€ 990,000,000	4.73200%	0.15%
Series 3 Class B	Holmes Financing No. 8	AA/Aa3/AA	€ 34,000,000	4.73200%	0.27%
Series 3 Class C	Holmes Financing No. 8	BBB/Baa2/BBB	€ 57,500,000	4.73200%	0.85%
Series 4 Class A 1	Holmes Financing No. 8	AAA/Aaa/AAA	£900,000,000	6.29313%	0.15%
Series 4 Class A 2	Holmes Financing No. 8	AAA/Aaa/AAA	$500,000,000	5.24250%	0.14%
Series 4 Class B	Holmes Financing No. 8	AA/Aa3/AA	£39,900,000	6.29313%	0.30%
Series 4 Class C	Holmes Financing No. 8	BBB/Baa2/BBB	£68,000,000	6.29313%	0.90%
Series 2 Class A	Holmes Financing No. 9	AAA/Aaa/AAA	$2,175,000,000	5.24250%	0.06%
Series 3 Class A1	Holmes Financing No. 9	AAA/Aaa/AAA	€ 740,000,000	4.73200%	0.10%
Series 3 Class A2	Holmes Financing No. 9	AAA/Aaa/AAA	£400,000,000	6.29313%	0.09%
Series 4 Class A	Holmes Financing No. 9	AAA/Aaa/AAA	£600,000,000	6.29313%	0.09%
Series 2 Class A	Holmes Financing No. 10	AAA/Aaa/AAA	$1,440,000,000	5.24250%	0.03%
Series 2 Class B	Holmes Financing No. 10	AA/Aa3/AA	$55,000,000	5.24250%	0.09%
Series 2 Class C	Holmes Financing No. 10	BBB/Baa2/BBB	$55,000,000	5.24250%	0.35%
Series 3 Class A	Holmes Financing No. 10	AAA/Aaa/AAA	€ 1,000,000,000	4.73200%	0.07%
Series 3 Class B1	Holmes Financing No. 10	AA/Aa3/AA	€ 37,000,000	4.73200%	0.12%
Series 3 Class B2	Holmes Financing No. 10	AA/Aa3/AA	£27,500,000	6.29313%	0.12%
Series 3 Class M1	Holmes Financing No. 10	A/A2/A	€ 34,000,000	4.73200%	0.20%
Series 3 Class M2	Holmes Financing No. 10	A/A2/A	£20,000,000	6.29313%	0.20%
Series 3 Class C1	Holmes Financing No. 10	BBB/Baa2/BBB	€ 52,500,000	4.73200%	0.40%
Series 3 Class C2	Holmes Financing No. 10	BBB/Baa2/BBB	£22,000,000	6.29313%	0.40%
Series 4 Class A1	Holmes Financing No. 10	AAA/Aaa/AAA	$1,440,000,000	5.24250%	0.08%
Series 4 Class A2	Holmes Financing No. 10	AAA/Aaa/AAA	£750,000,000	6.29313%	0.09%
Series 2 Class A	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	$1,500,000,000	5.24250%	0.06%
Series 2 Class B	Holmes Master Issuer 2006-1	AA/Aa3/AA	$35,000,000	5.24250%	0.12%
Series 2 Class M	Holmes Master Issuer 2006-1	A/A2/A	$30,000,000	5.24250%	0.19%
Series 2 Class C	Holmes Master Issuer 2006-1	BBB/Baa2/BBB	$40,000,000	5.24250%	0.39%
Series 3 Class A1	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	$900,000,000	5.24250%	0.08%
Series 3 Class A2	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	€ 670,000,000	4.73200%	0.10%
Series 3 Class A3	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	£700,000,000	6.29313%	0.10%
Series 3 Class B2	Holmes Master Issuer 2006-1	AA/Aa3/AA	€ 37,500,000	4.73200%	0.15%
Series 3 Class B3	Holmes Master Issuer 2006-1	AA/Aa3/AA	£20,000,000	6.29313%	0.15%
Series 3 Class M2	Holmes Master Issuer 2006-1	A/A2/A	€ 35,500,000	4.73200%	0.22%
Series 3 Class M3	Holmes Master Issuer 2006-1	A/A2/A	£12,000,000	6.29313%	0.22%
Series 3 Class C2	Holmes Master Issuer 2006-1	BBB/Baa2/BBB	€ 61,500,000	4.73200%	0.42%
Series 3 Class C3	Holmes Master Issuer 2006-1	BBB/Baa2/BBB	£12,500,000	6.29313%	0.42%
Series 1 Class A3	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	£600,000,000	6.29313%	0.03%

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 11 March 2008 to 08 April 2008

All values are in thousands of pounds sterling unless otherwise stated

Series 1 Class B1	Holmes Master Issuer 2007-1	AA/Aa3/AA	$57,200,000	5.24250%	0.09%
Series 1 Class B2	Holmes Master Issuer 2007-1	AA/Aa3/AA	€ 21,400,000	4.73200%	0.09%
Series 1 Class C1	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	$30,300,000	5.24250%	0.28%
Series 1 Class C2	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	€ 22,700,000	4.73200%	0.28%
Series 1 Class C3	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	£15,550,000	6.29313%	0.28%
Series 2 Class A	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	$1,500,000,000	5.24250%	0.05%
Series 2 Class B2	Holmes Master Issuer 2007-1	AA/Aa3/AA	€ 26,300,000	4.73200%	0.14%
Series 2 Class M2	Holmes Master Issuer 2007-1	A/A2/A	€ 10,600,000	4.73200%	0.22%
Series 2 Class M3	Holmes Master Issuer 2007-1	A/A2/A	£10,800,000	6.29313%	0.22%
Series 2 Class C1	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	$9,800,000	5.24250%	0.42%
Series 2 Class C2	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	€ 21,900,000	4.73200%	0.42%
Series 2 Class C3	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	£5,000,000	6.29313%	0.42%
Series 3 Class A1	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	$1,600,000,000	5.24250%	0.08%
Series 3 Class A2	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	€ 1,500,000,000	4.73200%	0.10%
Series 3 Class A3	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	£800,000,000	6.29313%	0.10%
Series 3 Class B2	Holmes Master Issuer 2007-1	AA/Aa3/AA	€ 46,700,000	4.73200%	0.14%
Series 3 Class B3	Holmes Master Issuer 2007-1	AA/Aa3/AA	£48,000,000	6.29313%	0.14%
Series 3 Class M2	Holmes Master Issuer 2007-1	A/A2/A	€ 28,000,000	4.73200%	0.22%
Series 3 Class M3	Holmes Master Issuer 2007-1	A/A2/A	£28,800,000	6.29313%	0.22%
Series 3 Class C2	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	€ 86,900,000	4.73200%	0.42%
Series 3 Class C3	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	£25,500,000	6.29313%	0.42%
Series 4 Class A	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	$1,000,000,000	5.24250%	0.10%
Series 1 Class A1	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	$1,225,000,000	5.24250%	0.03%
Series 1 Class A2	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	$1,200,000,000	5.24250%	0.04%
Series 1 Class B	Holmes Master Issuer 2007-2	AA/Aa3/AA	$82,000,000	5.24250%	0.07%
Series 1 Class C	Holmes Master Issuer 2007-2	BBB/Baa2/BBB	$128,400,000	5.24250%	0.23%
Series 2 Class A	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	CAD 600,000,000	4.61714%	0.08%
Series 2 Class A1	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	$2,750,000,000	5.24250%	0.05%
Series 2 Class B1	Holmes Master Issuer 2007-2	AA/Aa3/AA	$25,000,000	5.24250%	0.12%
Series 2 Class B2	Holmes Master Issuer 2007-2	AA/Aa3/AA	€ 95,000,000	4.73200%	0.13%
Series 2 Class B3	Holmes Master Issuer 2007-2	AA/Aa3/AA	£50,000,000	6.29313%	0.14%
Series 2 Class C1	Holmes Master Issuer 2007-2	BBB/Baa2/BBB	$34,000,000	5.24250%	0.41%
Series 2 Class C2	Holmes Master Issuer 2007-2	BBB/Baa2/BBB	€ 106,000,000	4.73200%	0.41%
Series 2 Class C3	Holmes Master Issuer 2007-2	BBB/Baa2/BBB	£45,000,000	6.29313%	0.43%
Series 2 Class M1	Holmes Master Issuer 2007-2	A/A2/A	$10,000,000	5.24250%	0.22%
Series 2 Class M2	Holmes Master Issuer 2007-2	A/A2/A	€ 20,000,000	4.73200%	0.22%
Series 2 Class M3	Holmes Master Issuer 2007-2	A/A2/A	£38,000,000	6.29313%	0.24%
Series 3 Class A1	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	$1,250,000,000	5.24250%	0.08%
Series 3 Class A2	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	€ 1,300,000,000	4.73200%	0.09%
Series 3 Class A3	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	£450,000,000	6.29313%	0.09%
Series 4 Class A1	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	$750,000,000	5.24250%	0.10%
Series 1 Class A1	Holmes Master Issuer 2007-3	AAA/Aaa/AAA	€ 3,854,466,000	4.81500%	0.29%
Series 1 Class A2	Holmes Master Issuer 2007-3	AAA/Aaa/AAA	€ 3,114,720,000	4.81200%	0.31%
Series 1 Class A3	Holmes Master Issuer 2007-3	AAA/Aaa/AAA	€ 2,491,776,000	4.81300%	0.32%
Series 1 Class B	Holmes Master Issuer 2007-3	AA/Aa3/AA	£124,000,000	6.07637%	1.00%
Series 1 Class M	Holmes Master Issuer 2007-3	A/A2/A	£127,000,000	6.07637%	1.60%
Series 1 Class C	Holmes Master Issuer 2007-3	BBB/Baa2/BBB	£250,000,000	6.07637%	2.25%

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 11 March 2008 to 08 April 2008

All values are in thousands of pounds sterling unless otherwise stated

Retired Class A Notes

Date Retired	Holmes 1	Holmes 6	Holmes 7	Holmes 8	Holmes 9	Holmes 10	Holmes 2006-1	Holmes 2007-1	Holmes 2007-2	Holmes 2007-3
02Q3	-	-	-	-	-	-	-	-	-	-
02Q4	-	-	-	-	-	-	-	-	-	-
03Q1	-	-	-	-	-	-	-	-	-	-
03Q2	-	-	-	-	-	-	-	-	-	-
03Q3	600	481	-	-	-	-	-	-	-	-
03Q4	-	481	-	-	-	-	-	-	-	-
04Q1	-	-	241	-	-	-	-	-	-	-
04Q2	-	-	241	-	-	-	-	-	-	-
04Q3	-	-	-	-	-	-	-	-	-	-
04Q4	-	-	-	-	-	-	-	-	-	-
05Q1	-	-	-	-	-	-	-	-	-	-
05Q2	-	801	-	1,001	-	-	-	-	-	-
05Q3	650	-	-	-	-	-	-	-	-	-
05Q4	-	-	-	-	-	-	-	-	-	-
06Q1	-	-	803	-	-	-	-	-	-	-
06Q2	-	-	-	-	-	-	-	-	-	-
06Q3	-	-	-	-	-	-	-	-	-	-
06Q4	-	-	-	-	1,018	-	-	-	-	-
07Q1	-	-	161	812	-	-	-	-	-	-
07Q2	-	634	161	-	-	-	-	-	-	-
07Q3	575	-	-	-	-	679	-	-	-	-
07Q4	-	-	-	-	-	-	-	-	-	-
08Q1	-	-	-	-	-	-	-	771	-	-

Outstanding Class A Notes

Expected Redemption	Holmes 1	Holmes 6	Holmes 7	Holmes 8	Holmes 9	Holmes 10	Holmes 2006-1	Holmes 2007-1	Holmes 2007-2	Holmes 2007-3
08Q1	-	-	-	-	-	-	-	-	-	-
08Q2	-	500	592	221	-	388	-	600	715	-
08Q3	-	-	-	221	-	388	-	-	715	-
08Q4	-	-	-	221	1,272	-	-	-	-	-
09Q1	-	-	-	1,171	-	-	-	-	-	-
09Q2	-	-	-	-	-	342	-	-	-	-
09Q3	-	-	-	-	-	342	397	-	-	-
09Q4	-	-	-	-	-	-	397	-	-	-
10Q1	-	-	-	-	453	-	-	386	-	-
10Q2	-	-	-	-	453	-	-	386	1,664	-
10Q3	250	-	-	-	600	-	-	-	-	-
10Q4	-	-	-	-	-	1,526	1,632	-	-	-
11Q1	-	-	-	-	-	-	-	-	-	-
11Q2	-	-	-	-	-	-	-	2,649	654	-
11Q3	-	-	-	-	-	-	-	-	654	-
11Q4	-	-	-	-	-	-	-	-	654	-
12Q1	-	-	-	-	-	-	-	-	-	918
12Q2	-	-	-	-	-	-	-	-	-	918
12Q3	-	-	-	-	-	-	-	-	377	918
12Q4	-	-	-	-	-	-	-	515	-	-
13Q1	-	-	-	-	-	-	-	-	-	742
13Q2	-	-	-	-	-	-	-	-	-	742
13Q3	-	-	-	-	-	-	-	-	-	742
13Q4	-	-	-	-	-	-	-	-	-	-
14Q1	-	-	-	-	-	-	-	-	-	593

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 11 March 2008 to 08 April 2008

All values are in thousands of pounds sterling unless otherwise stated

14Q2	-	-	-	-	-	-	-	-	-	593
14Q3	-	-	-	-	-	-	-	-	-	593
14Q4	-	-	-	-	-	-	-	-	-	-
15Q1	-	-	-	-	-	-	-	-	-	-

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 11 March 2008 to 08 April 2008

All values are in thousands of pounds sterling unless otherwise stated